Transactions with Related Parties (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related companies	$ 6,887	$ 5,973
Trade Receivables from related companies	18,963	12,689
Trade Payables to related companies	4	3,422
Other Payables to related companies	1,186	1,172
Sales of Marine Petroleum Products- related companies	4,155,502	6,590,998	$ 6,282,466
Voyage Revenues	28,780	30,410	25,049
Other Revenues	47,372	40,393	27,214
Cost of Marine Petroleum Products- related companies	3,853,450	6,286,453	6,025,742
Cost of voyage revenues	14,827	14,729	16,202
Selling and Distribution	205,078	220,830	201,597
Aegean Oil
Related Party Transaction [Line Items]
Due from related companies	4,524	1,798
Trade Receivables from related companies	14,309	69
Trade Payables to related companies	0	3,016
Other Payables to related companies	10	102
Voyage Revenues	2,732	0	0
Cost of Marine Petroleum Products- related companies	133,985	342,666	414,653
Cost of voyage revenues	180	1,362	3,976
Selling and Distribution	781	1,700	0
Aegean Shipping Management
Related Party Transaction [Line Items]
Due from related companies	1,190	1,139
Trade Receivables from related companies	3,542	12,205
Sales of Marine Petroleum Products- related companies	1,724	7,653	7,818
Other Revenues		41
Cost of Marine Petroleum Products- related companies	0	1,430	2,042
Gener8 Maritime
Related Party Transaction [Line Items]
Due from related companies		0
Trade Receivables from related companies	798	141
Other Payables to related companies		299
Sales of Marine Petroleum Products- related companies	7,570	7,190	6,258
Cost of Marine Petroleum Products- related companies	233	1,542	0
Unique Tankers
Related Party Transaction [Line Items]
Due from related companies	0	419
Sales of Marine Petroleum Products- related companies	1,247	9,858	0
Melco
Related Party Transaction [Line Items]
Trade Payables to related companies	4	406
Other Payables to related companies	18	8
Sales of Marine Petroleum Products- related companies	0	3,709	7,667
Other Revenues	150
Cost of Marine Petroleum Products- related companies	2,739	5,888	6,658
Aegean V
Related Party Transaction [Line Items]
Due from related companies	100	750
Voyage Revenues	0	1,809	8,756
Aegean VIII
Related Party Transaction [Line Items]
Due from related companies	581	1,448
Voyage Revenues	5,345	3,352
Other
Related Party Transaction [Line Items]
Due from related companies	492	419
Trade Receivables from related companies	314	274
Other Payables to related companies	1,158	763
Sales of Marine Petroleum Products- related companies	1,192	2,838	1,024
Voyage Revenues	98	107	101
Total
Related Party Transaction [Line Items]
Due from related companies	6,887	5,973
Trade Receivables from related companies	18,963	12,689
Trade Payables to related companies	4	3,422
Other Payables to related companies	1,186	1,172
Sales of Marine Petroleum Products- related companies	11,733	31,248	22,767
Voyage Revenues	8,175	5,268	8,857
Other Revenues	150	41
Cost of Marine Petroleum Products- related companies	136,957	351,526	423,353
Cost of voyage revenues	180	1,362	$ 3,976
Selling and Distribution	$ 781	$ 1,700